SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 29, 2024
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:
(a)    Selling, general and administrative expenses:

	2024	2023

Selling expenses	$55,497	$68,460
Administrative expenses	218,537	151,905
Distribution expenses	116,735	110,026
	$390,769	$330,391

(b)    Employee benefit expenses:

	2024	2023

Salaries, wages and other short-term employee benefits	$561,793	$583,860
Share-based payments	64,524	27,118
Post-employment benefits	29,960	52,114
	$656,277	$663,092

(c)    Cost of sales:
Included in cost of sales for the year ended December 29, 2024 are the following items:
•An expense of $8.1 million related to the write-down of inventory to net realizable value.

Included in cost of sales for the year ended December 31, 2023 are the following items:
•An expense of $12.3 million related to the write-down of inventory to net realizable value.
•Net insurance gains of $3.1 million, primarily related to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.

(d) Government assistance:
During the year ended December 29, 2024, a recovery of $15.2 million (2023 - $19.6 million) was recognized in cost of sales in the consolidated statements of earnings and comprehensive income relating to government assistance for production costs.
During the second quarter of fiscal 2024, the Government of Barbados enacted a jobs credit, in order to foster economic activity and employment in Barbados. The jobs credit was effective retroactively to January 1, 2024. For the year ended December 29, 2024, the Company recognized $41.8 million (2023 - nil), for this jobs credit, as a reduction of SG&A expenses in the consolidated statements of earnings and comprehensive income, of which $25.5 million was applied as a reduction to income taxes payable, and $16.3 million recorded in other non-current assets.

(e) Sale and leaseback:
During the first quarter of fiscal 2023, the Company entered into an agreement to sell and leaseback one of its distribution centres located in the U.S. The proceeds of disposition of $51.0 million, which represents the fair value of the distribution centre, were recognized in the consolidated statements of cash flows as proceeds from sale and leaseback and other disposals of property, plant and equipment within investing activities. The Company recognized a right-of-use asset of $3.9 million and a lease obligation of $15.5 million at inception. In addition, a pre-tax gain on sale of $25.0 million ($15.5 million after tax) was recognized in the consolidated statements of earnings and comprehensive income in gain on sale and leaseback.
16. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(f) Net insurance gains:
During the second quarter of fiscal 2023, the Company finalized an agreement with the insurer to close its insurance claims related to the two hurricanes which occurred in Central America in November 2020, and received a final insurance claims payment of $74.0 million, relating to the business interruption portion of its claims. This payment resulted in the recognition of a corresponding gain in the Company’s consolidated statements of earnings and comprehensive income in Net insurance gains.
(g) Costs relating to proxy contest and leadership changes and related matters:
During the year ended December 29, 2024, the Company recognized costs relating to the recent proxy contest and leadership changes and related matters in SG&A expenses of $82.7 million (2023 - $6.3 million), consisting of the following:

•Advisory fees on shareholder matters of $36.7 million;
•Severance and other termination benefits of $21.6 million, to outgoing executives (Mr. Tyra and Mr. Bajaj) following the conclusion of the proxy contest in May 2024 which includes an expense of $12.3 million resulting from the accelerated vesting of RSU awards;
•Compensation expenses relating to Mr. Chamandy’s termination and subsequent reinstatement as President and Chief Executive Officer of $8.9 million. The expense includes $1.7 million, for short-term incentive plan benefits, as well as $17.0 million, in stock-based compensation expense adjustments for reinstated share-based awards (for which a reversal of compensation expense of approximately $6.0 million was recorded in the fourth quarter of fiscal 2023), partially offset by the reversal of $9.8 million, in severance benefits which had been accrued in the fourth quarter of 2023;
•Incremental costs relating to the previous Board and refreshed Board of $8.7 million. These charges include $4.8 million, for a Directors and Officers run-off insurance policy, $0.6 million, for special board meeting fee payments, and $3.3 million, for the increase in value of the deferred share units (DSU) liability;
•Stock-based compensation relating to special retention awards of $3.8 million. The expense includes $5.8 million in retention awards, partially offset by $2.0 million in jobs credit. At the grant date, these special retention awards had a total fair value of $8.6 million. The stock-based compensation expense relating to these awards is being recognized over the respective vesting periods, with most of the awards originally vesting at the end of 2024. In connection with the departure of Mr. Bajaj, $2.5 million of these awards were fully paid out in cash to him during the second quarter of 2024; and
•Advisory, legal and other expenses of $3.0 million, with respect to the announced review process initiated by the previous Board following receipt of a confidential non-binding expression of interest to acquire the Company.